Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities:
Net loss	$ (225,854)	(1,401,335)	(2,054,898)	(3,191,887)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	227,271	1,410,125	1,298,379	1,196,240
Loss on disposal of property, plant and equipment	2,676	16,604	21,567	66,100
Provision for doubtful accounts receivable	27,298	169,371	3,065	68,561
Loss on sale of accounts receivable and prepayments	1,432	8,885	11,840	2,100
Write-down of inventories to net realizable value	678	4,208	4,958	665,416
Equity in income of affiliates, net	(362)	(2,245)	(1,197)	(507)
Amortization of debt issuance cost	3,393	21,051	31,484	35,647
Share-based compensation	5,630	34,932	15,885	35,503
Amortization of earned assets related government grants received in a prior period	(7,987)	(49,557)	(53,419)	(13,130)
Deferred income tax benefit	(157)	(976)	(36,631)	(220,151)
Foreign currency exchange losses (gains), net	35,557	220,620	(19,191)	106,051
Unrealized gain of financial instruments			(12,302)	(11,132)
Impairment of goodwill					200,497
Impairment of long-lived assets	0	0	0	200,497
Provision for inventory purchase commitments		0	480,182		851,694
Changes in operating assets and liabilities, net of the effect of acquisitions:
Restricted cash related to purchase of inventory and other operating activities	52,861	327,981	(928,959)	(61,831)
Accounts receivable	(3,790)	(23,516)	(777,831)	(1,574,435)
Inventories	9,930	61,612	343,583	(22,367)
Prepayments to suppliers	(19,769)	(122,657)	(94,444)	(198,126)
Value-added tax recoverable	(2,697)	(16,731)	(7,085)	389,167
Amounts due from and prepayments to related parties	7,710	47,839	(111,863)	(182,488)
Prepaid expenses and other current assets	(9,815)	(60,896)	(26,166)	(56,374)
Accounts payable	(64,753)	(401,766)	2,001,383	541,025
Advances from customers	53,885	334,333	(114,875)	(80,342)
Amounts due to related parties	(50,860)	(315,567)	104,279	110,983
Other current liabilities and accrued expenses	(18,782)	(116,537)	178,168	149,516
Other liabilities	46,445	288,175	96,639	(9,730)
Net cash provided by (used in) operating activities	69,940	433,953	352,551	(2,055,694)
Cash flows from investing activities
Government grants for property, plant and equipment	13,030	80,849	350,028	213,976
Purchase of property, plant and equipment	(49,083)	(304,541)	(1,191,016)	(1,952,578)
Restricted cash related to purchase of property, plant and equipment	4,319	26,797		(45,593)
Proceeds from sale of equipment under sale-leaseback agreement	13,420	83,266	100,000	99,000
Payments for land use rights			(18,643)	(142,596)
Equity investments	(33,812)	(209,792)	(53,552)	(150,000)
Proceeds from disposal of long-term investment	313	1,941	2,514
Loans made to related parties	(4,835)	(30,000)	(25,000)	(50,000)
Proceeds from disposal of plant, property and equipment	5,743	35,635	84
Proceeds from repayment of loans made to related parties			165,000
Net cash used in investing activities	(50,905)	(315,845)	(670,585)	(2,027,791)
Cash flows from financing activities
Proceeds from short-term borrowings	1,430,388	8,874,985	6,275,359	8,752,384
Proceeds from long-term debt			1,674,523	4,328,511
Repayment of short-term borrowings	(1,485,919)	(9,219,533)	(7,085,496)	(11,339,100)
Repayment of long-term debt	(45,185)	(280,353)	(1,506,168)	(1,790,214)
Repayment of capital lease obligation	(13,085)	(81,185)	(57,175)	(26,535)
Payment of deposit for capital lease			(17,510)	(14,490)
Proceeds from exercise of options			4,005
Restricted cash related to guarantee of bank borrowings	830	5,148	(14,271)	543,887
Issuance of ordinary shares	83,369	517,272
Contribution from noncontrolling interest holders	158	980	112,100	105,000
Payment for the repurchase of the convertible senior notes				(7,552)
Dividend paid to noncontrolling interest holders			(8,888)	(29,251)
Proceeds from issuance of medium-term notes				1,500,000
Payment for issuance costs of medium-term notes				(15,300)
Purchase of non-controlling interest of a subsidiary			(5,929)
Payment for share repurchase				(3,493)
Net cash provided by (used in) financing activities	(29,444)	(182,686)	(629,450)	2,003,847
Effect of foreign currency exchange rate changes on cash and cash equivalents	4,538	28,154	(31,903)	(16,535)
Net decrease in cash and cash equivalents	(5,871)	(36,424)	(979,387)	(2,096,173)
Cash and cash equivalents at beginning of year	178,171	1,105,478	2,084,865	4,181,038
Cash and cash equivalents at end of year	172,300	1,069,054	1,105,478	2,084,865	4,181,038
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	166,312	1,031,902	1,084,766	836,860
Income tax paid	9,715	60,275	58,496	20,862
Non-cash investing and financing transactions:
Payables for purchase of property, plant and equipment	35,939	222,989	458,370	497,886
Payables for purchase of land use right			60	9,338
Payable for capital lease	613	3,802	224,252	99,283
Purchases of project assets included in other payables and amounts due to related parties	17,738	110,054	15,797
Conversion of senior secured convertible notes to ordinary shares				130,127
Disposal of subsidiaries to related parties with proceeds included in amounts due from and prepayments to related parties	$ 30,398	188,606